Share based payment arrangements - Summarized Balance Sheet (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current assets	€ 28,137	€ 31,513
Current liabilities	26,215	18,855
Non-current assets	25,090	31,052
Non-current liabilities	7,371	10,192
Accumulated NCI	(75,463)	€ (60,124)
voxeljet China
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current assets	2,603
Current liabilities	4,351
Current net liabilities	1,748
Non-current assets	1,831
Non-current liabilities	852
Non-current net assets	979
Net liabilities	769
Accumulated NCI	€ (155)